UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2003

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			May 9, 2003

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		25

Form 13F Information Table Value Total:		646,744


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

Advisory Board Co.                   COMM          00762W107      17272      494,200     SH     SOLE           494,200
Agnico-Eagle Mines                   COMM          008474108      19291    1,471,500     SH     SOLE         1,471,500
AutoImmune Inc.                      COMM          052776101        730    1,042,800     SH     SOLE         1,042,800
Allstate Corp                        COMM          020002101      45383    1,368,200     SH     SOLE         1,368,200
Ascential Software Corporation       COMM          04362P108      18930    6,760,800     SH     SOLE         6,760,800
Activision, Inc.                     COMM          004930aa1      14509    1,004,113     SH     SOLE         1,004,113
Berkshire Hathaway Inc. Class B      COMM          084670207      53425       25,000     SH     SOLE            25,000
Electronics Boutique Holdings C      COMM          286045109       5734      341,499     SH     SOLE           341,499
EMC Corporation                      COMM          268648102      46127    6,380,000     SH     SOLE         6,380,000
Fairmont Hotels & Resorts            COMM          305204109      19179      852,400     SH     SOLE           852,400
Gillette Company                     COMM          375766102      38675    1,250,000     SH     SOLE         1,250,000
Hutchinson Technologies              COMM          448407106      31594    1,278,062     SH     SOLE         1,278,062
Jupiter Media Metrix, Inc.           COMM          48206u104        252    1,683,200     SH     SOLE         1,683,200
Martek Biosciences Corporation       COMM          572901106     107250    3,760,528     SH     SOLE         3,760,528
Phillip Morris Companies, Inc.       COMM          718154107       7490      250,000     SH     SOLE           250,000
Neose Technologies                   COMM          640522108      21435    3,006,366     SH     SOLE         3,006,366
Occidental Petroleum Corp.           COMM          674599105      44940    1,500,000     SH     SOLE         1,500,000
Persistence Software, Inc.           COMM          715329108        352    1,465,300     SH     SOLE         1,465,300
PYR Energy Corporation               COMM          693677106        618    3,634,000     SH     SOLE         3,634,000
Sycamore Networks Inc.               COMM          871206108       6537    2,143,395     SH     SOLE         2,143,395
San Juan Basin Royalty Tr            COMM          798241105       4169      283,200     SH     SOLE           283,200
Questar Corporation                  COMM          748356102      44355    1,500,000     SH     SOLE         1,500,000
Timberland Co-CI A                   COMM          887100105      59847    1,431,400     SH     SOLE         1,431,400
XM Satellite Radio Holdings-Class A  COMM          983759101      29450    5,000,000     SH     SOLE         5,000,000
Zymogenetics Inc.                    COMM          98985T109       9200    1,000,000     SH     SOLE         1,000,000



03/31/03-EDGAR FILING Form 13F